Consolidated portfolio of investments—December 31, 2021 (unaudited)

	Shares	Value
Common stocks: 94.72%
Australia: 9.52%
Capricorn Metals Limited (Materials, Metals & mining) †	600,000	$ 1,484,202
Evolution Mining Limited (Materials, Metals & mining)	2,350,000	6,941,554
Newcrest Mining Limited (Materials, Metals & mining)	702,294	12,508,154
Northern Star Resources Limited (Materials, Metals & mining)	1,536,412	10,518,654
		31,452,564
Canada: 62.18%
Agnico-Eagle Mines Limited (Materials, Metals & mining)	90,370	4,800,155
Agnico-Eagle Mines Limited-Legend Shares (Materials, Metals & mining)	35,000	1,859,900
Agnico-Eagle Mines Limited-U.S. Exchange Traded Shares (Materials, Metals & mining)	90,164	4,791,315
Alamos Gold Incorporated Class A (Materials, Metals & mining)	1,173,980	9,030,258
Artemis Gold Incorporated (Materials, Metals & mining) †	700,000	3,818,333
Ascot Resources Limited (Materials, Metals & mining) †	750,000	717,420
B2Gold Corporation (Materials, Metals & mining)	3,050,000	12,007,589
Barrick Gold Corporation (Materials, Metals & mining)	1,021,723	19,412,737
Centerra Gold Incorporated (Materials, Metals & mining)	325,000	2,505,040
Centerra Gold Incorporated-Legend Shares (Materials, Metals & mining) 144A	250,000	1,940,788
Dundee Precious Metals Incorporated (Materials, Metals & mining)	925,000	5,718,408
Franco-Nevada Corporation-Legend Shares (Materials, Metals & mining) 144A	130,948	18,109,841
Great Bear Resources Limited (Materials, Metals & mining) †	75,000	1,709,949
Kinross Gold Corporation (Materials, Metals & mining)	3,900,553	22,633,352
Kirkland Lake Gold Limited (Materials, Metals & mining)	310,094	12,995,046
Lundin Gold Incorporated (Materials, Metals & mining) †	875,000	7,207,795
MAG Silver Corporation (Materials, Metals & mining) †	350,000	5,486,778
MAG Silver Corporation-Legend Shares (Materials, Metals & mining)	100,000	1,567,651
Marathon Gold Corporation (Materials, Metals & mining) †	800,000	2,049,093
Orla Mining Limited (Materials, Metals & mining) †	300,000	1,145,500
Pan American Silver Corporation (Materials, Metals & mining)	385,000	9,613,450
Pretium Resources Incorporated (Materials, Metals & mining) †	300,000	4,226,254
SilverCrest Metals Incorporated (Materials, Metals & mining) †	715,000	5,652,397
Skeena Resources Limited (Materials, Metals & mining) †	240,000	2,498,755
SSR Mining Incorporated (Materials, Metals & mining)	275,000	4,867,500
SSR Mining Incorporated - U.S. Exchange Traded Shares (Materials, Metals & mining)	353,552	6,257,978
Torex Gold Resources Incorporated (Materials, Metals & mining) †	365,000	3,794,419
Torex Gold Resources Incorporated-Legend Shares (Materials, Metals & mining)	185,000	1,923,199
Torex Gold Resources Incorporated-Legend Shares (Materials, Metals & mining)	266,250	2,767,847
Triple Flag Precious Metals Corporation (Materials, Metals & mining)	210,000	2,521,760
Wheaton Precious Metals Corporation (Materials, Metals & mining)	12,950	555,695
Wheaton Precious Metals Corporation-U.S. Exchange Traded Shares (Materials, Metals & mining)	495,000	21,250,350
		205,436,552
South Africa: 7.08%
AngloGold Ashanti Limited ADR (Materials, Metals & mining)	290,591	6,096,599
Gold Fields Limited ADR (Materials, Metals & mining)	1,575,000	17,309,250
		23,405,849
See accompanying consolidated notes to portfolio of investments

Allspring Precious Metals Fund  |  1

Consolidated portfolio of investments—December 31, 2021 (unaudited)

	Shares	Value
United Kingdom: 4.36%
Endeavour Mining plc (Materials, Metals & mining)	657,000	$ 14,402,633
United States: 11.58%
Newmont Corporation (Materials, Metals & mining)	255,802	15,864,840
Newmont Corporation-Toronto Exchange Traded Shares (Materials, Metals & mining)	131,348	8,144,936
Royal Gold Incorporated (Materials, Metals & mining)	135,436	14,249,222
		38,258,998
Total Common stocks (Cost $183,018,244)		312,956,596

	Troy ounces
Commodities: 4.26%
Gold Bullion *	7,690	14,068,372
Total Commodities (Cost $4,532,552)		14,068,372

		Yield	Shares
Short-term investments: 1.07%
Investment companies: 1.07%
Allspring Government Money Market Fund Select Class ♠∞		0.03%	3,555,051	3,555,051
Total Short-term investments (Cost $3,555,051)				3,555,051
Total investments in securities (Cost $191,105,847)	100.05%			330,580,019
Other assets and liabilities, net	(0.05)			(180,338)
Total net assets	100.00%			$330,399,681

†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
*	Represents an investment held in Special Investments (Cayman) SPC, the consolidated entity.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliates of the Fund at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$5,898,183	$58,776,711	$(61,119,843)	$0	$0	$3,555,051	3,555,051	$1,344
See accompanying consolidated notes to portfolio of investments

2  |  Allspring Precious Metals Fund

Notes to consolidated portfolio of investments—December 31, 2021 (unaudited)

Investment in subsidiary
The Fund invests in precious metals and minerals through Special Investments (Cayman) SPC (the “Subsidiary”), a wholly owned subsidiary incorporated on May 3, 2005 under the laws of the Cayman Islands as an exempted segregated portfolio company with limited liability. As of December 31, 2021, the Subsidiary held $14,068,372 in gold bullion representing 99.59% of its net assets. The Fund is the sole shareholder of the Subsidiary. As of December 31, 2021, the Fund held $14,126,434, in the Subsidiary, representing 4.28% of the Fund’s net assets prior to consolidation.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On December 31, 2021, such fair value pricing was used in pricing certain foreign securities.
Investments in commodities are valued at their last traded price.
Investments in registered open-end investment companies are valued at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Allspring Global Investments Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the

Allspring Precious Metals Fund  |  3

Notes to consolidated portfolio of investments—December 31, 2021 (unaudited)

highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2021:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Australia	$31,452,564	$0	$0	$31,452,564
Canada	177,267,326	28,169,226	0	205,436,552
South Africa	23,405,849	0	0	23,405,849
United Kingdom	14,402,633	0	0	14,402,633
United States	38,258,998	0	0	38,258,998
Commodities	14,068,372	0	0	14,068,372
Short-term investments
Investment companies	3,555,051	0	0	3,555,051
Total assets	$302,410,793	$28,169,226	$0	$330,580,019
Additional sector, industry or geographic detail, if any, is included in the Consolidated Portfolio of Investments.
For the nine months ended December 31, 2021, the Fund did not have any transfers into/out of Level 3.

4  |  Allspring Precious Metals Fund